--------------------------------------------------------------------------------
ASSET ALLOCATION
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Alliance Balanced
Shares

Annual Report
July 31, 2000

Alliance Capital[LOGO](R) The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

--------------------------------------------------------------------------------
                                                          LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS
September 4, 2000

Dear Shareholder:

This report provides you with the performance and market activity for Alliance Balanced Shares (the "Fund") for the annual reporting period ended July 31, 2000.

Investment Objectives and Policies

Alliance Balanced Shares is an open-end fund that seeks a high return through a combination of current income and capital appreciation. It invests principally in a diversified portfolio of equity and fixed-income securities such as common and preferred stocks, U.S. government and agency obligations, bonds and senior debt securities.

Investment Results

The following table provides performance data for the Fund and its benchmarks as represented by the Standard and Poor's ("S&P") 500 Stock Index, Lehman Brothers Government/Credit Bond Index, Salomon Brothers 1-Year Treasury Bond Index and a composite of all three indices for the six- and 12-month periods ended July 31, 2000.

INVESTMENT RESULTS*
Periods Ended July 31, 2000

                                                             -------------------
                                                               Total Returns
                                                             -------------------
                                                             6 Months  12 Months
--------------------------------------------------------------------------------
Alliance
Balanced
Shares
  Class A                                                       8.25%      6.22%
--------------------------------------------------------------------------------
  Class B                                                       7.90%      5.46%
--------------------------------------------------------------------------------
  Class C                                                       7.87%      5.52%
--------------------------------------------------------------------------------

                                                             -------------------
                                                                Total Returns
                                                             -------------------
                                                             6 Months  12 Months
--------------------------------------------------------------------------------

Lipper Balanced
Funds Average                                                   3.92%      6.04%
--------------------------------------------------------------------------------
S&P 500
Stock Index                                                     3.20%      8.97%
--------------------------------------------------------------------------------
Lehman Brothers
Government/
Credit
Bond Index                                                      5.31%      5.72%
--------------------------------------------------------------------------------
Salomon
Brothers 1-Year
Treasury Bond
Index                                                           3.32%      5.14%
--------------------------------------------------------------------------------
Composite:
60% S&P 500
Stock Index /
25% Lehman
Brothers
Government/
Credit Bond
Index / 15%
Salomon Brothers
1-Year Treasury
Bond Index                                                      3.87%      7.85%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value of each class of shares as of July 31, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

      The unmanaged S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. The unmanaged Lehman Brothers Government/ Credit Bond Index is a broad measure of the performance of


--------------------------------------------------------------------------------
                                                    ALLIANCE BALANCED SHARES o 1

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

      intermediate (one- to 10-year) government and corporate fixed-rate debt issues. The Salomon Brothers 1- Year Treasury Bond Index represents performance of U.S. Treasury bills with one-year maturities. The Composite represents a blended index of these three indices, as indicated in the preceding text. All comparative indices are unmanaged and reflect no fees or expenses. The Lipper Balanced Funds Average reflects the performance of 477 funds for the six-month period and 461 funds for the 12-month period ended July 31, 2000. These funds have generally similar investment objectives to Alliance Balanced Shares, although the investment policies of some funds included in the average may vary. An investor cannot invest directly in an index or an average and its results are not indicative of the performance for any specific investment, including Alliance Balanced Shares.

      Additional investment results appear on pages 4-7.

U.S. Investments Review

The Fund's Class A shares outperformed all of its benchmarks for the six-month period ended July 31, 2000. In addition, the Fund outperformed its peer group, represented by the Lipper Balanced Funds Average, over the same time period. Over the 12-month period ended July 31, 2000, the Fund's Class A shares outperformed their Lipper peer group but underperformed their Composite Index.

The first six months of the fiscal year was marked by a continuation of growth stock outperformance, which characterized all of 1998 and 1999. As the Fund adopts a value orientation, it lagged the S&P 500 Stock Index over that period. The second half of the fiscal year saw a return to much more balanced conditions. This allowed the Fund's stock selection to generate good returns, as exemplified by top holdings Pepsi Bottling Group Inc., up 47% over the past six months, as well as Tenet Healthcare Corp. 34%, Household International Inc. 26% and Tyco International Ltd. 23%.

Looking forward, we are neutral on the stock market as the Federal Reserve ("Fed") has paused in its program of tightening, but stocks continue to discount very high rates of earnings growth. We continue to maintain a well-diversified portfolio and rely on our in-house research staff to drive investment ideas on a stock-by-stock basis.

Market Outlook

Market sentiment seems to have swung to an optimistic extreme. Today's financial press is featuring predictions of further 10% gains in stock prices by year-end and speculations that the next Fed move will be an easing. Lower interest rates and higher stock prices over the past three months have helped to set the stage for a reacceleration in growth toward 5% in the period immediately ahead. This restrengthening will not be well-received by financial markets and could trigger a retreat to and possibly beyond the higher yields, wider spreads, and lower stock prices of last spring. The Fed is likely to let the markets do its dirty work, but we look for the Fed to eventually validate higher bond yields with a 50 basis-point rate hike of its own.


--------------------------------------------------------------------------------
2 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                          LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

U.S. inflation news has been broadly neutral of late. Headline consumer price index inflation was at 3.5% year-to-year in July, its sixth month in a row above 3%, but the core rate is holding steady at 2.4%. The sharp rise in oil prices from around $28/barrel in late-July to more than $33/barrel in recent trading has generated understandable concerns. On the labor front, hourly earnings rose 3.8% year-to-year in August, but the more important unit labor cost figures for the second quarter showed a 12-month decline for the first time since 1984. With Federal Reserve policy makers holding their fire again in late-August and announcing that aggregate demand is moving into line with the economy's potential to produce, it is little wonder that U.S. financial markets are relatively sanguine about the inflation outlook.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Paul C. Rissman

Paul C. Rissman
Senior Vice President

[PHOTO]

John D. Carifa

[PHOTO]

Paul C, Rissman

Portfolio Manager, Paul C. Rissman, has over 11 years of investment experience.


--------------------------------------------------------------------------------
                                                    ALLIANCE BALANCED SHARES o 3

--------------------------------------------------------------------------------
PERFORMANCE UPDATE
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCE BALANCED SHARES
GROWTH OF A $10,000 INVESTMENT
7/31/90 TO 7/31/00

o Alliance Balanced Shares
o Composite
o Lipper Balanced Funds Average

[MOUNTAIN CHART OMITTED]

Composite: $35,555

Lipper Balanced Funds Average: $30,707

Alliance Balanced Shares Class A: $28,950

This chart illustrates the total value of an assumed $10,000 investment in Alliance Balanced Shares Class A shares (from 7/31/90 to 7/31/00) as compared to the performance of an appropriate composite benchmark and the Lipper Balanced Funds Average. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Fund's composite benchmark is comprised of 60% S&P 500 Stock Index, 25% Lehman Brothers Government/Credit Bond Index and 15% Salomon Brothers 1-Year Treasury Index.

The unmanaged S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market.

The unmanaged Lehman Brothers Government/Credit Bond Index is a broad measure of the performance of intermediate (one- to 10-year) government and corporate fixed-rate debt issues.

The Salomon Brothers 1-Year Treasury Bond Index represents performance of U.S. Treasury bills with one-year maturities.

The Lipper Balanced Funds Average reflects the performance of 64 funds (based on the number of funds in the average from 7/31/90 to 7/31/00). These funds have generally similar investment objectives to Alliance Balanced Shares, although the investment policies of some funds included in the average may vary.

When comparing Alliance Balanced Shares to the composite and average shown above, you should note that no charges or expenses are reflected in the performance of the composite. Lipper results include fees and expenses. An investor cannot invest directly in a composite or an average and its results are not indicative of any specific investment, including Alliance Balanced Shares.


--------------------------------------------------------------------------------
4 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                              PERFORMANCE UPDATE
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCE BALANCED SHARES
HISTORY OF RETURNS
YEARLY PERIODS ENDED 7/31

[BAR CHART OMITTED]

               Alliance Balanced Shares-Yearly Periods Ended 7/31
--------------------------------------------------------------------------------
                        Alliance Balanced Shares          Composite
--------------------------------------------------------------------------------
      7/31/91                     13.45%                    11.47%
      7/31/92                      9.66%                    12.67%
      7/31/93                      9.76%                     8.58%
      7/31/94                     -0.10%                     3.50%
      7/31/95                     15.99%                    19.15%
      7/31/96                      5.23%                    12.09%
      7/31/97                     33.46%                    34.96%
      7/31/98                     14.99%                    14.46%
      7/31/99                     11.44%                    13.49%
      7/31/00                      6.22%                     7.58%

Past performance in no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value. All fees and expenses related to the operation of the Fund have been deducted but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period.

The Fund's composite benchmark is comprised of 60% S&P 500 Stock Index, 25% Lehman Brothers Government/Credit Bond Index and 15% Salomon Brothers 1-Year TreasuryBond Index. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including Alliance Balanced Shares.


--------------------------------------------------------------------------------
                                                    ALLIANCE BALANCED SHARES o 5

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
July 31, 2000

INCEPTION DATES
Class A Shares
6/8/32
Class B Shares
2/4/91
Class C Shares
5/3/93

PORTFOLIO STATISTICS
Net Assets ($mil): $435.5
Median Market Capitalization ($mil): $19,815

SECURITY BREAKDOWN

O 59.11% Common Stock
O 21.11% Treasury Securities
O 12.43% Corporate Bond
O  5.40% Short Term Investments
O  1.45% Yankee Bonds
O   .50% Sovereign Debt

[PIE CHART OMITTED]

All data as of July 31, 2000. The Fund's security breakdown may vary over time. This breakdown is expressed as a percentage of total investments.


--------------------------------------------------------------------------------
6 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                              INVESTMENT RESULTS
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2000

Class A Shares
--------------------------------------------------------------------------------
                        Without Sales Charge        With Sales Charge
                  1 Year         6.22%                     1.73%
                 5 Years        13.84%                    12.85%
                10 Years        11.70%                    11.22%

Class B Shares
--------------------------------------------------------------------------------
                        Without Sales Charge        With Sales Charge
                  1 Year         5.46%                     1.50%
                 5 Years        12.96%                    12.96%
         Since Inception*(a)    10.98%                    10.98%

Class C Shares
--------------------------------------------------------------------------------
                        Without Sales Charge        With Sales Charge
                  1 Year         5.52%                     4.52%
                 5 Years        13.00%                    13.00%
         Since Inception*       11.22%                    11.22%

SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2000)

                            Class A           Class B         Class C
--------------------------------------------------------------------------------
                 1 Year      -1.74%            -1.92%           1.01%
                5 Years      13.09%            13.21%          13.23%
               10 Years      11.02%            11.21%*(a)      11.19%*

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

The Fund is a "balanced" fund and must invest at least 25% of its total assets in fixed-income securities. The value of fixed-income securities will change as the general level of interest rates fluctuates.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Since Inception 2/4/91, Class B; 5/3/93, Class C.
(a)   Assumes conversion of Class B shares into Class A shares After 8 years.


--------------------------------------------------------------------------------
                                                    ALLIANCE BALANCED SHARES o 7

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
July 31, 2000

                                                                      Percent of
Company                                               Value           Net Assets
--------------------------------------------------------------------------------
U.S. Treasury Notes                            $ 39,973,812                 9.2%
--------------------------------------------------------------------------------
U.S. Treasury Bonds                              27,008,208                 6.2
--------------------------------------------------------------------------------
Tenet Healthcare Corp.                           11,596,688                 2.7
--------------------------------------------------------------------------------
Tyco International, Ltd.                         11,128,000                 2.6
--------------------------------------------------------------------------------
Chase Manhattan Corp.                            10,872,407                 2.5
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                       10,513,500                 2.4
--------------------------------------------------------------------------------
Household International, Inc.                    10,146,881                 2.3
--------------------------------------------------------------------------------
Kroger Co.                                       10,074,812                 2.3
--------------------------------------------------------------------------------
United Technologies Corp.                        10,017,150                 2.3
--------------------------------------------------------------------------------
Bank of America Corp.                             9,814,300                 2.2
--------------------------------------------------------------------------------
                                               $151,145,758                34.7%

MAJOR PORTFOLIO CHANGES
Six Months Ended July 31, 2000
                                                  ------------------------------
                                                       Shares* or Principal
                                                  ------------------------------
Purchases                                             Bought    Holdings 7/31/00
--------------------------------------------------------------------------------
Alcoa, Inc.                                          184,000            184,000
--------------------------------------------------------------------------------
Comcast Corp. Cl.A                                   144,000            144,000
--------------------------------------------------------------------------------
Dynegy, Inc. Cl.A                                     67,000             67,000
--------------------------------------------------------------------------------
Honeywell International, Inc.                        135,600            187,350
--------------------------------------------------------------------------------
Masco Corp.                                          198,100            276,100
--------------------------------------------------------------------------------
Sprint Corp.                                          86,000             86,000
--------------------------------------------------------------------------------
U.S. Treasury Bond, 6.25%, 8/15/23                $4,300,000         $7,800,000
--------------------------------------------------------------------------------
U.S. Treasury Bond, 6.875%, 8/15/25               $6,000,000         $6,000,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.00%, 8/15/09                $6,650,000         $8,000,000
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.375%, 6/30/02               $8,500,000         $8,500,000
--------------------------------------------------------------------------------

Sales                                                   Sold    Holdings 7/31/00
--------------------------------------------------------------------------------
Atmel Corp.                                           93,600                 -0-
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                              66,200                 -0-
--------------------------------------------------------------------------------
Motorola, Inc.                                        41,000                 -0-
--------------------------------------------------------------------------------
Noble Drilling Corp.                                 119,000             71,700
--------------------------------------------------------------------------------
Nokia Corp. (ADR)                                     21,000                 -0-
--------------------------------------------------------------------------------
U.S. Treasury Bond, 6.125%, 11/15/27            $  6,765,000                 -0-
--------------------------------------------------------------------------------
U.S. Treasury Bond, 6.125%, 8/15/29             $  3,660,000                 -0-
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.25%, 4/30/01               $17,000,000                 -0-
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 8/31/01               $18,700,000                 -0-
--------------------------------------------------------------------------------
U.S. Treasury Note, 6.50%, 5/31/02               $12,060,000                 -0-
--------------------------------------------------------------------------------

*     Adjusted for stock splits.


--------------------------------------------------------------------------------
8 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2000

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Common Stocks & Other Investments-59.5%

Finance-13.8%
Banking - Money Center-3.7%
Chase Manhattan Corp. ......................           199,600     $   9,917,625
Citigroup, Inc. ............................            90,377         6,377,227
                                                                   -------------
                                                                      16,294,852
                                                                   -------------
Banking - Regional-2.9%
Bank of America Corp. ......................           181,725         8,609,222
Bank One Corp. .............................            83,000         2,640,437
FleetBoston Financial Corp. ................            36,000         1,289,250
                                                                   -------------
                                                                      12,538,909
                                                                   -------------
Insurance-1.0%
AFLAC, Inc. ................................            59,000         3,064,313
PMI Group, Inc. ............................            24,000         1,503,000
                                                                   -------------
                                                                       4,567,313
                                                                   -------------
Miscellaneous-6.2%
Associates First Capital Corp. Cl.A.........           288,100         7,544,619
Household International, Inc. ..............           227,700        10,146,881
MBNA Corp. .................................           197,187         6,581,116
MGIC Investment Corp. ......................            26,000         1,477,125
The CIT Group, Inc. Cl.A....................            61,900         1,145,150
                                                                   -------------
                                                                      26,894,891
                                                                   -------------
                                                                      60,295,965
                                                                   -------------
Consumer Staples-7.4%
Beverages-2.4%
Pepsi Bottling Group, Inc. .................           344,000        10,513,500
                                                                   -------------
Cosmetics-0.4%
Avon Products, Inc. ........................            41,800         1,658,938
                                                                   -------------
Food-1.0%
General Mills, Inc. ........................            26,400           907,500
Heinz (H.J.) Co. ...........................            21,400           854,662
Nabisco Group Holding Corp. ................            97,000         2,570,500
                                                                   -------------
                                                                       4,332,662
                                                                   -------------
Household Products-0.3%
Viad Corp. .................................            48,000         1,251,000
                                                                   -------------

Retail - Food & Drug-2.3%
Kroger Co.(a)...............................           487,000        10,074,812
                                                                   -------------

Tobacco-1.0%
Philip Morris Cos., Inc. ...................           174,500         4,406,125
                                                                   -------------
                                                                      32,237,037
                                                                   -------------


--------------------------------------------------------------------------------
                                                    ALLIANCE BALANCED SHARES o 9

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Technology-7.3%
Computer Hardware-0.8%
Compaq Computer Corp. ......................            80,300     $   2,253,419
Gateway, Inc.(a)............................            22,200         1,225,162
                                                                   -------------
                                                                       3,478,581
                                                                   -------------
Computer Services-2.9%
Computer Sciences Corp.(a)..................            30,000         1,875,000
Electronic Data Systems Corp. ..............            42,000         1,806,000
First Data Corp. ...........................           196,100         9,032,856
                                                                   -------------
                                                                      12,713,856
                                                                   -------------
Contract Manufacturing-1.7%
Sanmina Corp.(a)............................            56,700         5,266,013
Solectron Corp.(a)..........................            53,200         2,144,625
                                                                   -------------
                                                                       7,410,638
                                                                   -------------
Semi-Conductor Components-1.9%
Altera Corp.(a).............................            26,200         2,572,512
Fairchild Semiconductor Corp. Cl.A(a).......            41,900         1,482,213
Micron Technology, Inc.(a)..................            51,900         4,229,850
                                                                   -------------
                                                                       8,284,575
                                                                   -------------
                                                                      31,887,650
                                                                   -------------
Consumer Services-6.0%
Airlines-1.0%
Continental Airlines, Inc. Cl.B(a)..........            67,500         3,526,875
UAL Corp. ..................................            12,000           649,500
                                                                   -------------
                                                                       4,176,375
                                                                   -------------
Broadcasting & Cable-2.2%
A.H. Belo Corp. Series A....................            73,100         1,411,744
AT&T Corp.- Liberty Media Group Cl.A(a).....            87,900         1,955,775
Clear Channel Communications, Inc.(a).......            20,000         1,523,750
Comcast Corp. Cl.A..........................           144,000         4,898,250
Optel, Inc. warrants, expiring 12/30/04(a)(b)            1,000                10
                                                                   -------------
                                                                       9,789,529
                                                                   -------------
Entertainment & Leisure-0.3%
Royal Caribbean Cruises, Ltd................            71,700         1,425,038
                                                                   -------------
Printing & Publishing-0.7%
American Banknote Corp.
   warrants, expiring 12/01/02(a)(b)........             1,000             1,000
Gannett Co., Inc............................            54,500         2,936,187
                                                                   -------------
                                                                       2,937,187
                                                                   -------------
Retail - General Merchandise-1.5%
Circuit City Stores, Inc....................           109,000         2,500,187
Limited, Inc................................           149,400         3,053,362
Saks, Inc...................................           102,900         1,041,863
                                                                   -------------
                                                                       6,595,412
                                                                   -------------


--------------------------------------------------------------------------------
10 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

Company                                              Shares                Value
--------------------------------------------------------------------------------

Toys-0.3%
Mattel, Inc. ...............................            99,000     $   1,095,188
                                                                   -------------
                                                                      26,018,729
                                                                   -------------
Energy-5.4%
Domestic Integrated-2.1%
Kerr-McGee Corp. ...........................            53,900         2,957,763
USX-Marathon Group..........................           246,200         5,985,737
                                                                   -------------
                                                                       8,943,500
                                                                   -------------
Domestic Producers-0.2%
Murphy Oil Corp. ...........................            15,000           903,750
                                                                   -------------
InternationalProducers-1.3%
BP Amoco Plc (ADR) (United Kingdom).........            57,400         3,002,737
Total Fina, Elf Series B (ADR) (France).....            37,000         2,721,813
                                                                   -------------
                                                                       5,724,550
                                                                   -------------
Oil Service-0.7%
Noble Drilling Corp.(a).....................            71,700         3,123,431
                                                                   -------------
Miscellaneous-1.1%
Dynegy, Inc. Cl.A...........................            67,000         4,715,125
                                                                   -------------
                                                                      23,410,356
                                                                   -------------
Health Care-4.4%
Drugs-0.8%
Schering-Plough Corp. ......................            80,000         3,455,000
                                                                   -------------
Medical Products-0.9%
Abbott Laboratories.........................            93,000         3,871,125
                                                                   -------------
Medical Services-2.7%
Tenet Healthcare Corp. .....................           381,000        11,596,688
                                                                   -------------
                                                                      18,922,813
                                                                   -------------
Multi-Industry Companies-4.2%
Honeywell International, Inc. ..............           187,350         6,299,644
Tyco International, Ltd. ...................           208,000        11,128,000
U.S. Industries, Inc. ......................            72,300           948,937
                                                                   -------------
                                                                      18,376,581
                                                                   -------------
Utilities-3.9%
Electric & Gas Utility-1.3%
CMS Energy Corp. ...........................            47,300         1,209,106
FPL Group, Inc. ............................            23,900         1,153,175
GPU, Inc. ..................................            47,000         1,245,500
Pinnacle West Capital Corp. ................            50,000         1,978,125
                                                                   -------------
                                                                       5,585,906
                                                                   -------------


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 11

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)             Value
--------------------------------------------------------------------------------
Telephone Utility-2.2%
AT&T Corp. .................................            82,500     $   2,552,344
Qwest Communications International, Inc.(a).            46,518         2,183,438
Sprint Corp. ...............................            86,000         3,063,750
WorldCom, Inc.(a)...........................            50,125         1,958,008
                                                                   -------------
                                                                       9,757,540
                                                                   -------------
Miscellaneous-0.4%
AES Corp.(a)................................            31,400         1,677,938
Viatel, Inc.(a).............................             4,090            57,004
                                                                   -------------
                                                                       1,734,942
                                                                   -------------
                                                                      17,078,388
                                                                   -------------
Basic Industry-2.9%
Chemicals-1.6%
Dow Chemical Co. ...........................            33,000           948,750
Eastman Chemical Co. .......................            22,400         1,050,000
Lyondell Chemical Co. ......................           242,000         3,388,000
Solutia, Inc. ..............................           117,000         1,674,563
                                                                   -------------
                                                                       7,061,313
                                                                   -------------
Mining & Metals-1.3%
Alcoa, Inc. ................................           184,000         5,566,000
                                                                   -------------
                                                                      12,627,313
                                                                   -------------
Capital Goods-2.3%
Miscellaneous-2.3%
United Technologies Corp. ..................           171,600        10,017,150
                                                                   -------------
Consumer Manufacturing-1.3%
Building & Related-1.3%
Masco Corp. ................................           276,100         5,452,975
                                                                   -------------
Transportation-0.6%
Railroad-0.6%
Burlington Northern Santa Fe Corp. .........           106,000         2,590,375
                                                                   -------------
Total Common Stocks & Other Investments
   (cost $227,244,317)......................                         258,915,332
                                                                   -------------
Debt Obligations-35.7%

U.S. Government Obligations-21.2%
U.S. Treasury Bills
   6.036%, 9/14/00..........................           $13,100        13,003,357
   6.22%, 11/16/00..........................            12,700        12,465,212
U.S. Treasury Bonds
   6.25%, 8/15/23...........................             7,800         7,957,248
   6.25%, 5/15/30(c)........................               100           106,531
   6.875%, 8/15/25..........................             6,000         6,623,460
   8.125%, 8/15/19..........................             8,965        10,955,499
   9.875%, 11/15/15.........................             1,000         1,365,470


--------------------------------------------------------------------------------
12 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                     Principal
                                                        Amount
Company                                                  (000)             Value
--------------------------------------------------------------------------------

U.S. Treasury Notes
   5.625%, 2/28/01..........................            $  750     $     746,482
   6.00%, 8/15/09...........................             8,000         7,946,240
   6.375%, 3/31/01..........................             3,000         2,997,660
   6.375%, 6/30/02..........................             8,500         8,503,995
   6.875%, 5/15/06..........................             8,825         9,109,077
   7.25%, 5/15/04...........................             8,000         8,257,520
   7.50%, 2/15/05...........................             2,300         2,412,838
                                                                   -------------
                                                                      92,450,589
                                                                   -------------
Corporate Debt Obligations-13.1%
Aerospace & Defense-0.4%
Lockheed Martin Corp.
   8.20%, 12/01/09..........................               850           865,001
Raytheon Co.
   8.20%, 3/01/06...........................               900           918,259
                                                                   -------------
                                                                       1,783,260
                                                                   -------------
Air Transportation-0.2%
Delta Air Lines, Inc.
   8.30%, 12/15/29(b).......................               800           724,767
                                                                   -------------
Automotive-0.2%
Delphi Automotive Systems Corp.
   7.125%, 5/01/29..........................               900           790,890
                                                                   -------------
Banking-1.8%
Bank of America Corp.
   8.07%, 12/31/26..........................             1,300         1,205,078
Bank One Corp.
   7.875%, 8/01/10..........................               850           847,450
Bank United Corp.
   8.875%, 5/01/07..........................             1,350         1,216,181
Chase Manhattan Corp.
   7.00%, 11/15/09..........................             1,000           954,782
Cho Hung Bank Co., Ltd.
   11.875%, 4/01/10(b)......................               420           412,650
Citicorp
   6.375%, 11/15/08.........................               500           463,512
First Union Capital II
   7.95%, 11/15/29..........................             1,350         1,231,882
HSBC Capital Funding LP
   10.176%, 12/31/49(b).....................             1,300         1,407,995
                                                                   -------------
                                                                       7,739,530
                                                                   -------------
Broadcasting/Media-0.7%
AT&T Corp.-Liberty Media Group
   8.25%, 2/01/30(b)........................             1,250         1,196,264
Clear Channel Communications, Inc.
   7.875%, 6/15/05..........................               850           858,929



--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 13

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                     Principal
                                                        Amount
Company                                                  (000)             Value
--------------------------------------------------------------------------------

Viacom, Inc. Cl.B
   7.70%, 7/30/10...........................            $  850     $     841,033
                                                                   -------------
                                                                       2,896,226
                                                                   -------------
Building/Real Estate-0.2%
Morrison Knudsen Corp.
   11.00%, 7/01/10(b).......................               850           851,063
                                                                   -------------
Cable-0.8%
Classic Cable, Inc.
   10.50%, 3/01/10(b).......................               850           735,250
CSC Holdings, Inc.
   7.875%, 12/15/07.........................                20         2,068,047
Shaw Communications, Inc.
   8.25%, 4/11/10...........................               850           858,737
                                                                   -------------
                                                                       3,662,034
                                                                   -------------
Chemicals-0.7%
ICI North America, Inc.
   8.875%, 11/15/06.........................               850           898,772
Lyondell Chemical Co.
   9.875%, 5/01/07(b).......................             1,350         1,353,375
Rohm & Haas Co.
   7.40%, 7/15/09...........................               850           846,303
                                                                   -------------
                                                                       3,098,450
                                                                   -------------
Communications-0.9%
Cable & Wireless Optus Finance
   8.00%, 6/22/10(b)........................               850           842,027
Global TeleSystems, Inc.
   11.00%, 12/01/09(c)......................               400           269,442
News America Holdings, Inc.
   9.50%, 7/15/24...........................             1,250         1,374,450
Paramount Communications, Inc.
   7.50%, 7/15/23...........................             1,700         1,523,457
                                                                   -------------
                                                                       4,009,376
                                                                   -------------
Communications-Fixed-0.2%
Exodus Communications, Inc.
   11.625%, 7/15/10(b)......................               850           858,500
                                                                   -------------
Communications-Mobile-0.2%
Nextel Communications, Inc.
   9.375%, 11/15/09.........................               400           384,000
TeleCorp PCS, Inc.
   10.625%, 7/15/10(b)......................               425           431,375
                                                                   -------------
                                                                         815,375
                                                                   -------------
Energy-0.4%
Conoco, Inc.
   5.90%, 4/15/04...........................               850           813,541


--------------------------------------------------------------------------------
14 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                     Principal
                                                        Amount
Company                                                  (000)             Value
--------------------------------------------------------------------------------

Union Pacific Resources Group, Inc.
   7.30%, 4/15/09...........................            $  850     $     821,740
                                                                   -------------
                                                                       1,635,281
                                                                   -------------
Entertainment & Leisure-0.2%
SFX Entertainment, Inc. Series B
   9.125%, 2/01/08..........................               850           875,500
                                                                   -------------
Financial-1.2%
Frank Russell & Co.
   5.625%, 1/15/09(b).......................             1,000           874,086
Goldman Sachs Group, Inc.
   6.65%, 5/15/09...........................               800           740,229
Household Finance Corp.
   7.875%, 3/01/07..........................             1,350         1,347,030
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09...........................             1,000           894,333
Washington Mutual Finance Corp.
   8.25%, 6/15/05...........................             1,250         1,264,386
                                                                   -------------
                                                                       5,120,064
                                                                   -------------
Industrial-0.9%
Continental Cablevision, Inc.
   9.00%, 9/01/08...........................             1,700         1,805,952
Deere & Co.
   7.85%, 5/15/10...........................               850           859,467
Yosemite Security Trust I
   8.25%, 11/15/04(b).......................             1,300         1,306,633
                                                                   -------------
                                                                       3,972,052
                                                                   -------------
Insurance-0.5%
Prudential Insurance Co.
   8.30%, 7/01/25(b)........................             2,000         2,030,678
                                                                   -------------
Non-Air Transportation-0.6%
Union Pacific Corp.
   6.625%, 2/01/08..........................             1,100         1,021,121
   6.625%, 2/01/29..........................             1,700         1,443,268
                                                                   -------------
                                                                       2,464,389
                                                                   -------------
Paper/Packaging-0.3%
Temple-Inland, Inc.
   6.75%, 3/01/09...........................             1,250         1,161,860
                                                                   -------------
Petroleum Products-0.3%
Apache Finance PTY, Ltd.
   6.50%, 12/15/07..........................             1,250         1,167,430
                                                                   -------------


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 15

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                     Principal
                                                        Amount
Company                                                  (000)             Value
--------------------------------------------------------------------------------

Public Utilities-Electric & Gas-10%
AES Corp.
   9.50%, 6/01/09...........................            $  850     $     859,563
Dominion Resources, Inc.
   8.125%, 6/15/10..........................               850           863,507
DPL, Inc.
   8.25%, 3/01/07(b)........................             1,000           999,217
PSEG Energy Holdings, Inc.
   10.00%, 10/01/09(b)......................               850           908,015
Yorkshire Power
   8.25%, 2/15/05(b)........................               850           870,047
                                                                   -------------
                                                                       4,500,349
                                                                   -------------
Public Utilities-Telephone-0.5%
Qwest Communications International, Inc.
   7.50%, 11/01/08..........................               850           830,538
Sprint Capital Corp.
   6.875%, 11/15/28.........................             1,700         1,474,847
                                                                   -------------
                                                                       2,305,385
                                                                   -------------
Retail-0.3%
K Mart Funding Corp.
   9.44%, 7/01/18...........................               850           814,262
Kohl's Corp.
   7.25%, 6/01/29(b)........................               850           762,151
                                                                   -------------
                                                                       1,576,413
                                                                   -------------
Service-0.1%
Allied Waste North America, Inc.
   7.875%, 1/01/09..........................               450           399,375
                                                                   -------------
Sovereign-0.5%
Federal Republic of Brazil
   12.75%, 1/15/20..........................               850           828,750
United Mexican States
   10.375%, 2/17/09.........................             1,280         1,374,464
                                                                   -------------
                                                                       2,203,214
                                                                   -------------
                                                                      56,641,461
                                                                   -------------
Yankee Bonds-1.4%
Bank of Tokyo-Mitsubishi, Ltd.
   8.40%, 4/15/10...........................               850           859,241
Deutsche Capital Bank
   7.872%, 12/29/49(b)......................               900           844,731
Hanvit Bank
   12.75%, 3/01/10(b).......................             1,300         1,293,500
KPNQwest NV
   8.125%, 6/01/09..........................             1,300         1,222,000
Metronet Communications Corp.
   1.00%, 6/15/08...........................               700           565,742
Philippine Long Distance Telephone Co.
   10.50%, 4/15/09..........................               850           752,614


--------------------------------------------------------------------------------
16 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
Company                                                 (000)             Value
--------------------------------------------------------------------------------

Telewest Communications PLC
   1.00%, 10/01/07..........................           $  850     $     822,375
                                                                  -------------
                                                                      6,360,203
                                                                  -------------
Total Debt Obligations
   (cost $157,499,724)......................                        155,452,253
                                                                  -------------
Short-Term Investment-5.4%
Time Deposit-5.4%
State Street Euro Dollar
   6.00%, 8/01/00
   (amortized cost $23,652,000).............           23,652        23,652,000
                                                                  -------------
Total Investments-100.6%
   (cost $408,396,041)......................                        438,019,585
Other assets less liabilities-(0.6%)........                         (2,476,470)
                                                                  -------------
Net Assets-100%.............................                      $ 435,543,115
                                                                  =============

(a)   Non-income producing security.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At July 31, 2000, the aggregate market value of these securities amounted to $18,703,334 representing 4.3% of net assets.
(c) Securities, or portion thereof, with an aggregate market value of $375,973 have been segregated to collateralize forward exchange currency contracts.
      Glossary:
      ADR - American Depositary Receipt

      See notes to financial statements.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 17

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2000

Assets
Investments in securities, at value (cost $408,396,041) .......     $438,019,585
Cash ..........................................................           64,284
Dividends and interest receivable .............................        2,848,077
Receivable for capital stock sold .............................        1,316,678
Receivable for investment securities sold .....................          983,500
Unrealized appreciation of forward exchange
   currency contract ..........................................           10,174
                                                                    ------------
Total assets ..................................................      443,242,298
                                                                    ------------
Liabilities
Payable for investment securities purchased ...................        5,411,032
Payable for capital stock redeemed ............................        1,511,343
Distribution fee payable ......................................          233,598
Advisory fee payable ..........................................          205,475
Unclaimed dividends ...........................................           86,891
Accrued expenses ..............................................          250,844
                                                                    ------------
Total liabilities .............................................        7,699,183
                                                                    ------------
Net Assets ....................................................     $435,543,115
                                                                    ============
Composition Of Net Assets
Capital stock, at par .........................................     $    285,719
Additional paid-in capital ....................................      389,415,453
Undistributed net investment income ...........................        1,148,152
Accumulated net realized gain on investments and
   foreign currency transactions ..............................       15,067,683
Net unrealized appreciation of investments and
   foreign currency denominated assets and liabilities ........       29,626,108
                                                                    ------------
                                                                    $435,543,115
                                                                    ============
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($212,325,821 / 13,671,775 shares of capital stock
   issued and outstanding) ....................................           $15.53
Sales charge-4.25% of public offering price ...................              .69
                                                                          ------
Maximum offering price ........................................           $16.22
                                                                          ======
Class B Shares
Net asset value and offering price per share
   ($155,059,876 / 10,365,719 shares of capital stock
   issued and outstanding) ....................................           $14.96
                                                                          ======
Class C Shares
Net asset value and offering price per share
   ($65,214,227 / 4,344,992 shares of capital stock
   issued and outstanding) ....................................           $15.01
                                                                          ======
Advisor Class Shares
Net asset value, redemption and offering price per share
($2,943,191 / 189,404 shares of capital stock
   issued and outstanding) ....................................           $15.54
                                                                          ======

See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended July 31, 2000

Investment Income
Interest ....................................     $ 12,132,472
Dividends (net of foreign taxes
   withheld of $6,006) ......................        3,368,480     $ 15,500,952
                                                  ------------
Expenses
Advisory fee ................................        2,315,376
Distribution fee--Class A ...................          528,614
Distribution fee--Class B ...................        1,460,206
Distribution fee--Class C ...................          651,729
Transfer agency .............................          682,022
Custodian ...................................          145,071
Administrative ..............................          121,500
Printing ....................................          102,591
Registration ................................           65,737
Audit .......................................           61,290
Legal .......................................           22,606
Directors' fees .............................           21,389
Miscellaneous ...............................           20,170
                                                  ------------
Total expenses ..............................                         6,198,301
                                                                   ------------
Net investment income .......................                         9,302,651
                                                                   ------------
Realized And Unrealized Gain (Loss)
on Investments and Foreign
Currency Transactions
Net realized gain on investment
   transactions .............................                        16,015,928
Net realized gain on foreign currency
   transactions .............................                            34,435
Net change in unrealized
   appreciation/depreciation of:
   Investments ..............................                          (599,418)
   Foreign currency denominated assets
     and liabilities ........................                            17,008
                                                                   ------------
Net gain on investments and foreign
   currency transactions ....................                        15,467,953
                                                                   ------------
Net Increase In Net Assets
   From Operations ..........................                      $ 24,770,604
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 19

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Year Ended       Year Ended
                                                   July 31,         July 31,
                                                     2000             1999
                                                 -------------    -------------

Increase (Decrease) In Net Assets
from Operations
Net investment income ........................   $   9,302,651    $   5,706,156
Net realized gain on investments and
   foreign currency transactions .............      16,050,363       19,573,989
Net change in unrealized
   appreciation/depreciation of
   investments and foreign currency
   denominated assets and liabilities ........        (582,410)       5,014,569
                                                 -------------    -------------
Net increase in net assets
   from operations ...........................      24,770,604       30,294,714
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ...................................      (4,642,454)      (3,352,299)
   Class B ...................................      (2,618,817)      (1,515,215)
   Class C ...................................      (1,170,847)        (803,428)
   Advisor Class .............................         (69,052)         (55,237)

Net realized gain on investments
   Class A ...................................      (8,408,044)     (12,911,989)
   Class B ...................................      (6,361,863)      (6,058,584)
   Class C ...................................      (2,911,398)      (1,928,529)
   Advisor Class .............................        (109,815)        (212,403)
Capital Stock Transactions
Net increase .................................      44,583,972      204,737,959
                                                 -------------    -------------
Total increase ...............................      43,062,286      208,194,989
Net Assets
Beginning of period ..........................     392,480,829      184,285,840
                                                 -------------    -------------
End of period (including undistributed net
   investment income of $1,148,152 and
   $298,965, respectively) ...................   $ 435,543,115    $ 392,480,829
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
20 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2000

NOTE A

Significant Accounting Policies

Alliance Balanced Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sale price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. Fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, and foreign exchange currency contracts and currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of foreign currency denominated dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund accretes discounts and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not


--------------------------------------------------------------------------------
22 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency gains, resulted in a net increase in undistributed net investment income and a corresponding decrease in accumulated net realized gain on investments and foreign currency transactions. This reclassification had no effect on net assets.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of
 .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% of the excess over $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $121,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended July 31, 2000.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $503,017 for the year ended July 31, 2000.

For the year ended July 31, 2000, the Fund's expenses were reduced by $37,921 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $53,984 from the sales of Class A shares and $3,927, $330,812 and $18,065 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended July 31, 2000.

Brokerage commissions paid on investment transactions for the year ended July 31, 2000, amounted to $428,767, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser and of which $54,068 was paid to DLJ directly.

Accrued expenses includes $25,670 owed to a Director under the Director's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 23

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $7,162,963 and $1,037,743, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $222,258,912 and $174,813,180, respectively, for the year ended July 31, 2000. There were purchases of $88,785,134 and sales of $108,345,764 of U.S. government and government agency obligations for the year ended July 31, 2000.

At July 31, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $50,623,613 and gross unrealized depreciation of investments was $21,000,069 resulting in net unrealized appreciation on investments of $29,623,544, excluding foreign currency transactions.

In connection with the acquisition of Alliance Income Builder Fund (see Note F), the Fund acquired a capital loss carryforward of $233,465. The Fund utilized $72,869 of that capital loss carryforward during the year ended July 31, 2000. At July 31, 2000 the Fund had a remaining capital loss carryforward of $108,490 expiring July 31, 2006 which may be used to offset future gains subject to certain limitations.

1. Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for invest-


--------------------------------------------------------------------------------
24 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At July 31, 2000, the Fund had an outstanding forward exchange currency contract, to sell foreign currency against the U.S. dollar, as follows:

                                               US $
                            Contract       Value on           US $
                              Amount    Origination        Current    Unrealized
                               (000)           Date          Value  Appreciation
                            ----------------------------------------------------

Forward Exchange
  Currency Sale
  Contract
Euro,
  settling 8/14/00               400       $381,200       $371,026       $10,174

2. Option Transactions

For hedging and investment purposes, the Fund purchases and writes (sells) put and call options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 25

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the year ended July 31, 2000, the Fund did not engage in any option transactions.

NOTE E

Capital Stock

There are 12,000,000,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                         --------------------------    ----------------------------
                                   Shares                          Amount
                         --------------------------    ----------------------------
                         Year Ended      Year Ended      Year Ended      Year Ended
                           July 31,        July 31,        July 31,        July 31,
                               2000            1999            2000            1999
                         ----------------------------------------------------------
Class A
Shares sold               4,381,847       2,825,403    $ 65,651,632    $ 43,311,421
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Income
  Builder Fund                   -0-        200,888              -0-      2,918,932
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Strategic
  Balanced Fund                  -0-      1,915,535              -0-     29,102,502
-----------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             777,215         894,028      11,307,743      13,148,824
-----------------------------------------------------------------------------------
Shares converted
  from Class B              243,696         198,695       4,128,982       3,063,821
-----------------------------------------------------------------------------------
Shares redeemed          (3,886,676)     (1,618,986)    (58,662,686)    (24,811,731)
-----------------------------------------------------------------------------------
Net increase              1,516,082       4,415,563    $ 22,425,671    $ 66,733,769
===================================================================================


--------------------------------------------------------------------------------
26 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                         --------------------------    ----------------------------
                                   Shares                          Amount
                         --------------------------    ----------------------------
                         Year Ended      Year Ended      Year Ended      Year Ended
                           July 31,        July 31,        July 31,        July 31,
                               2000            1999            2000            1999
                         ----------------------------------------------------------
Class B
Shares sold               3,945,081       4,838,812    $ 57,574,657    $ 71,823,741
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Income
  Builder Fund                   -0-        654,701              -0-      9,211,701
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Strategic
  Balanced Fund                  -0-      1,560,740              -0-     22,957,076
Shares issued in
  reinvestment of
  dividends and
  distributions             596,251         434,625       8,359,361       6,202,323
-----------------------------------------------------------------------------------
Shares converted
  to Class A               (284,739)       (205,216)     (4,128,982)     (3,063,821)
Shares redeemed          (2,917,864)     (1,327,350)    (42,058,985)    (19,586,581)
Net increase              1,338,729       5,956,312    $ 19,746,051    $ 87,544,439
===================================================================================

Class C
Shares sold               1,376,349       1,253,402    $ 20,016,497    $ 18,314,705
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Income
  Builder Fund                   -0-      2,591,244              -0-     36,542,673
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Strategic
  Balanced Fund                 -0-         322,665             -0-       4,758,655
-----------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             257,921         146,312       3,627,738       2,101,413
-----------------------------------------------------------------------------------
Shares redeemed          (1,481,923)       (818,076)    (21,546,748)    (11,825,765)
-----------------------------------------------------------------------------------
Net increase                152,347       3,495,547    $  2,097,487    $ 49,891,681
===================================================================================


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 27

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                         --------------------------    ----------------------------
                                   Shares                          Amount
                         --------------------------    ----------------------------
                         Year Ended      Year Ended      Year Ended      Year Ended
                           July 31,        July 31,        July 31,        July 31,
                               2000            1999            2000            1999
                         ----------------------------------------------------------
Advisor Class
Shares sold                  63,541          42,519    $    963,319    $    650,647
-----------------------------------------------------------------------------------
Shares issued in
  connection with
  acquisition of
  Alliance Income
  Builder Fund                   -0-          5,223              -0-         75,890
-----------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions              12,162          18,020         177,283         264,964
-----------------------------------------------------------------------------------
Shares redeemed             (54,302)        (27,910)       (825,839)       (423,431)
-----------------------------------------------------------------------------------
Net increase                 21,401          37,852    $    314,763    $    568,070
===================================================================================

NOTE F

Acquisition of Alliance Income Builder Fund

On November 13, 1998 the Fund acquired all of the net assets of Alliance Income Builder Fund pursuant to a plan of reorganization approved by Alliance Income Builder Fund shareholders on November 2, 1998. The acquisition was accomplished by a tax-free exchange of 3,452,056 shares of the Fund for 4,944,621 shares of Alliance Income Builder Fund on November 13, 1998. The aggregate net assets of the Fund and Alliance Income Builder Fund immediately before the acquisition were $191,606,941 and $48,749,196, respectively (including unrealized appreciation in Alliance Income Builder Fund of $1,438,262). Immediately after the acquisition the combined net assets of the Fund amounted to $240,356,137.

NOTE G

Acquisition of Alliance Strategic Balanced Fund

On February 1, 1999 the Fund acquired all of the net assets of Alliance Strategic Balanced Fund pursuant to a plan of reorganization approved by Alliance Strategic Balanced Fund shareholders on December 18, 1998. The acquisition was accomplished by a tax-free exchange of 3,798,940 shares of the Fund for 3,232,951 shares of Alliance Strategic Balanced Fund on February 1, 1999. The aggregate net assets of the Fund and Alliance Strategic Balanced Fund immediately before the acquisition were $281,968,797 and $56,818,233, respectively (including unrealized appreciation in Alliance Strategic Balanced Fund of $8,492,533). Immediately after the acquisition the combined net assets of the Fund amounted to $338,787,030.


--------------------------------------------------------------------------------
28 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE H

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2000.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 29

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                              -----------------------------------------------------------------------
                                                             CLASS A
                              -----------------------------------------------------------------------
                                                         Year Ended July 31,
                              -----------------------------------------------------------------------
                                  2000           1999            1998            1997            1996
                              -----------------------------------------------------------------------
Net asset value,
  beginning of period .....     $15.63         $15.97          $16.17          $14.01          $15.08
                              -----------------------------------------------------------------------
Income From Investment
  Operations
Net investment income .....        .40(a)         .36(a)          .33(a)          .31(a)          .37
Net realized and unrealized
  gain on investment
  transactions ............        .49           1.29            1.86            3.97             .45
                              -----------------------------------------------------------------------
Net increase in net asset
  value from operations ...        .89           1.65            2.19            4.28             .82
                              -----------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .......       (.35)          (.34)           (.32)           (.32)           (.41)
Distributions from net
  realized gains ..........       (.64)         (1.65)          (2.07)          (1.80)          (1.48)
                              -----------------------------------------------------------------------
Total dividends and
  distributions ...........       (.99)         (1.99)          (2.39)          (2.12)          (1.89)
                              -----------------------------------------------------------------------
Net asset value,
  end of period ...........     $15.53         $15.63          $15.97          $16.17          $14.01
                              =======================================================================
Total Return
Total investment return
  based on net asset
  value(b) ................       6.22%         11.44%          14.99%          33.46%           5.23%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .........   $212,326       $189,953        $123,623        $115,500        $102,567
Ratio of expenses to
  average net assets ......       1.12%          1.22%(c)        1.30%(c)        1.47%(c)        1.38%
Ratio of net investment
  income to average
  net assets ..............       2.62%          2.31%           2.07%           2.11%           2.41%
Portfolio turnover rate ...         76%           105%            145%            207%            227%

See footnote summary on page 33.


--------------------------------------------------------------------------------
30 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                 --------------------------------------------------------------
                                                              CLASS B
                                 --------------------------------------------------------------
                                                        Year Ended July 31,
                                 --------------------------------------------------------------
                                     2000          1999         1998          1997         1996
                                 --------------------------------------------------------------
Net asset value,
  beginning of period .....        $15.11        $15.54       $15.83        $13.79       $14.88
                                 --------------------------------------------------------------
Income From Investment
  Operations
Net investment income .....           .27(a)        .23(a)       .21(a)        .19(a)       .28
Net realized and unrealized
  gain on investment
  transactions ............           .48          1.25         1.81          3.89          .42
                                 --------------------------------------------------------------
Net increase in net asset
  value from operations ...           .75          1.48         2.02          4.08          .70
                                 --------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .......          (.26)         (.26)        (.24)         (.24)        (.31)
Distributions from net
  realized gains ..........          (.64)        (1.65)       (2.07)        (1.80)       (1.48)
                                 --------------------------------------------------------------
Total dividends and
  distributions ...........          (.90)        (1.91)       (2.31)        (2.04)       (1.79)
                                 --------------------------------------------------------------
Net asset value,
  end of period ...........        $14.96        $15.11       $15.54        $15.83       $13.79
                                 ==============================================================
Total Return
Total investment return
  based on net asset
  value(b) ................          5.46%        10.56%       14.13%        32.34%        4.45%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .........      $155,060      $136,384      $47,728       $24,192      $18,393
Ratio of expenses to
  average net assets ......          1.86%         1.97%(c)     2.06%(c)      2.25%(c)     2.16%
Ratio of net investment
  income to average
  net assets ..............          1.88%         1.56%        1.34%         1.32%        1.61%
Portfolio turnover rate ...            76%          105%         145%          207%         227%

See footnote summary on page 33.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 31

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                  -----------------------------------------------------------
                                                              CLASS C
                                  -----------------------------------------------------------
                                                       Year Ended July 31,
                                  -----------------------------------------------------------
                                     2000         1999          1998         1997        1996
                                  -----------------------------------------------------------
Net asset value,
  beginning of period .....        $15.15       $15.57        $15.86       $13.81      $14.89
                                  -----------------------------------------------------------
Income From Investment
  Operations
Net investment income .....           .28(a)       .24(a)        .21(a)       .20(a)      .26
Net realized and unrealized
  gain on investment
  transactions ............           .48         1.25          1.81         3.89         .45
                                  -----------------------------------------------------------
Net increase in net asset
  value from operations ...           .76         1.49          2.02         4.09         .71
                                  -----------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .......          (.26)        (.26)         (.24)        (.24)       (.31)
Distributions from net
  realized gains ..........          (.64)       (1.65)        (2.07)       (1.80)      (1.48)
                                  -----------------------------------------------------------
Total dividends and
  distributions ...........          (.90)       (1.91)        (2.31)       (2.04)      (1.79)
                                  -----------------------------------------------------------
Net asset value,
  end of period ...........        $15.01       $15.15        $15.57       $15.86      $13.81
                                  ===========================================================
Total Return
Total investment return
  based on net asset
  value(b) ................          5.52%       10.60%        14.09%       32.37%       4.52%
Ratios/Supplemental
  Data
Net assets, end of period
  (000's omitted) .........       $65,214      $63,517       $10,855       $5,510      $6,096
Ratio of expenses to
  average net assets ......          1.86%        1.96%(c)      2.05%(c)     2.23%(c)    2.15%
Ratio of net investment
  income to average
  net assets ..............          1.88%        1.57%         1.36%        1.37%       1.63%
Portfolio turnover rate ...            76%         105%          145%         207%        227%

See footnote summary on page 33.


--------------------------------------------------------------------------------
32 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                           ------------------------------------------
                                                          ADVISOR CLASS
                                           ------------------------------------------
                                                                              Oct. 2,
                                                                              1996(d)
                                                Year Ended July 31,                to
                                           --------------------------------- July 31,
                                             2000      1999         1998         1997
                                           ------------------------------------------
Net asset value, beginning of period       $15.64    $15.98       $16.17       $14.79
                                           ------------------------------------------
Income From Investment Operations
Net investment income(a) ............         .43       .39          .37          .23
Net realized and unrealized gain on
  investment transactions ...........         .50      1.29         1.87         3.22
                                           ------------------------------------------
Net increase in net asset value from
  operations ........................         .93      1.68         2.24         3.45
                                           ------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income         (.39)     (.37)        (.36)        (.27)
Distributions from net realized gains        (.64)    (1.65)       (2.07)       (1.80)
                                           ------------------------------------------
Total dividends and distributions ...       (1.03)    (2.02)       (2.43)       (2.07)
                                           ------------------------------------------
Net asset value, end of period ......      $15.54    $15.64       $15.98       $16.17
                                           ==========================================
Total Return
Total investment return based on net
  asset value(b) ....................        6.48%    11.71%       15.32%       25.96%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................      $2,943    $2,627       $2,079       $1,565
Ratio of expenses to average net
  assets ............................         .86%      .97%(c)     1.06%(c)     1.30%(c)(e)
Ratio of net investment income to
  average net assets ................        2.88%     2.56%        2.33%        2.15%(e)
Portfolio turnover rate .............          76%      105%         145%         207%

(a)   Based on average shares outstanding.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
(c) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                                            Period
                                  Year Ended July 31,        Ended
                                  -------------------     July 31,
                                   1999          1998         1997
                                  --------------------------------
      Class A                     1.21%         1.29%        1.46%
      Class B                     1.96%         2.05%        2.24%
      Class C                     1.94%         2.04%        2.22%
      Advisor Class                .96%         1.05%        1.29%(e)

(d)   Commencement of distribution.
(e)   Annualized.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 33

--------------------------------------------------------------------------------
AUDITOR'S REPORT
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT
ACCOUNTANTS

To the Board of Directors and Shareholders of Alliance Balanced Shares, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Balanced Shares, Inc. (the "Fund") at July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
September 1, 2000

TAX INFORMATION (unaudited)

In order to meet certain requirements of the Internal Revenue Code we are advising you that the Fund paid $16,458,950 of long term capital gain distributions during the fiscal year ended July 31, 2000 subject to the maximum tax rate of 20%.

Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns will be included with your Form 1099 DIV which will be sent to you separately in January 2001.


--------------------------------------------------------------------------------
34 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization or market capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

Federal Reserve Board

The seven-member board that oversees Federal Reserve Banks, establishes monetary policy and monitors the country's economic state.

equity

Another term for stock.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a Fund's or an investor's investments.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 35

--------------------------------------------------------------------------------
ALLIANCE CAPITAL
--------------------------------------------------------------------------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with nearly $388 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 29 of the FORTUNE 100 companies and public retirement funds in 33 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 282 investment professionals in 22 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/00.


--------------------------------------------------------------------------------
36 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------------------------------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Biotechnology Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 37

--------------------------------------------------------------------------------
BOARD OF DIRECTORS
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce W. Calvert, Executive Vice President
Kathleen A. Corbet, Senior Vice President
Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Elizabeth Hill, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Accountants

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
38 o ALLIANCE BALANCED SHARES

--------------------------------------------------------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------------------------------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

The Spain Fund
ACM Municipal Securities Income Fund
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Government Opportunity Fund
ACM Managed Income Fund
The Southern Africa Fund
The Austria Fund
Alliance World Dollar Government Fund
ACM Managed Dollar Income Fund
The Korean Investment Fund
Alliance World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


--------------------------------------------------------------------------------
                                                   ALLIANCE BALANCED SHARES o 39

NOTES


--------------------------------------------------------------------------------
40 o ALLIANCE BALANCED SHARES

                                                                 ---------------
Alliance Balanced Shares                                            BULK RATE
1345 Avenue of the Americas                                       U.S. POSTAGE
New York, NY 10105                                                    PAID
(800) 221-5672                                                    New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Alliance Capital[LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

BALAR700